July 27, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 23 to the Trust’s Registration Statement.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of the filing is to register shares of three new classes of the Eventide Gilead Fund, designated as Class A, Class C and Institutional Class shares, with Class A shares and Class C shares being offered in a separate prospectus.  The existing shares have been reclassified as Retail Class shares.  There are also additional strategy and risk disclosures related to the expanded use of options by the Adviser.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/

Thompson Hine LLP